Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
ATI, Inc.
(a)
.......................... 500,071 $ 57,388,148
Axon Enterprise, Inc.
(a)
................. 276,929 157,276,287
BWX Technologies, Inc. ................ 338,492 58,504,957
Carpenter Technology Corp. ............. 179,021 56,362,972
Curtiss-Wright Corp. ................... 139,665 76,993,125
HEICO Corp. ....................... 158,171 51,182,554
HEICO Corp. , Class A .................. 279,171 70,471,135
Hexcel Corp.
(b)
....................... 295,199 21,815,206
Howmet Aerospace, Inc. ................ 1,488,587 305,190,107
Huntington Ingalls Industries, Inc. .......... 145,376 49,438,016
Karman Holdings, Inc.
(a)(b)
............... 188,727 13,809,155
L3Harris Technologies, Inc. .............. 693,298 203,531,494
Leonardo DRS, Inc. ................... 278,621 9,498,190
Loar Holdings, Inc.
(a)(b)
.................. 159,632 10,854,976
Rocket Lab Corp.
(a)
................... 1,538,890 107,352,966
StandardAero, Inc.
(a)
................... 529,464 15,185,027
Textron, Inc. ........................ 657,221 57,289,955
Woodward, Inc. ...................... 222,311 67,209,061
1,389,353,331
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 436,698 70,203,570
Expeditors International of Washington, Inc. ... 501,353 74,706,611
GXO Logistics, Inc.
(a)
.................. 415,076 21,849,601
166,759,782
Automobile Components — 0.3%
Aptiv plc
(a)
.......................... 803,353 61,127,130
BorgWarner, Inc. ..................... 787,735 35,495,339
Gentex Corp. ....................... 814,524 18,953,974
Lear Corp. ......................... 191,870 21,988,302
QuantumScape Corp. , Class A
(a)
........... 1,668,613 17,386,947
154,951,692
Automobiles — 0.6%
Ford Motor Co. ...................... 14,492,285 190,138,779
Harley-Davidson, Inc. .................. 413,921 8,481,241
Lucid Group, Inc.
(a)(b)
................... 463,613 4,900,389
Rivian Automotive, Inc. , Class A
(a)(b)
......... 2,919,102 57,535,501
Thor Industries, Inc. ................... 189,821 19,488,922
280,544,832
Banks — 2.6%
Bank OZK ......................... 395,568 18,204,039
BOK Financial Corp. ................... 81,647 9,671,904
Citizens Financial Group, Inc. ............ 1,593,404 93,070,728
Columbia Banking System, Inc. ........... 1,105,844 30,908,340
Comerica, Inc. ....................... 475,489 41,334,259
Commerce Bancshares, Inc. ............. 478,059 25,021,608
Cullen/Frost Bankers, Inc. ............... 221,665 28,069,439
East West Bancorp, Inc. ................ 507,483 57,036,014
Fifth Third Bancorp ................... 2,471,951 115,712,026
First Citizens BancShares, Inc. , Class A ...... 33,555 72,015,070
First Hawaiian, Inc. ................... 463,163 11,718,024
First Horizon Corp. .................... 1,872,841 44,760,900
FNB Corp. ......................... 1,312,969 22,451,770
Huntington Bancshares, Inc. ............. 5,749,319 99,750,685
KeyCorp ........................... 3,508,076 72,406,689
M&T Bank Corp. ..................... 570,624 114,969,323
Pinnacle Financial Partners, Inc. ........... 283,462 27,045,109
Popular, Inc. ........................ 243,685 30,343,656
Prosperity Bancshares, Inc. .............. 338,221 23,374,453
Regions Financial Corp. ................ 3,283,046 88,970,547
Southstate Bank Corp. ................. 373,883 35,186,129
Synovus Financial Corp. ................ 516,326 25,842,116
Security
Shares
Shares Value
Banks (continued)
TFS Financial Corp. ................... 204,442 $ 2,735,434
Webster Financial Corp. ................ 608,231 38,282,059
Western Alliance Bancorp ............... 401,814 33,780,503
Wintrust Financial Corp. ................ 245,562 34,334,479
Zions Bancorp NA .................... 539,254 31,567,929
1,228,563,232
Beverages — 0.4%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 29,278 5,713,016
Brown-Forman Corp. , Class A ............ 160,828 4,231,385
Brown-Forman Corp. , Class B, NVS ........ 552,156 14,389,185
Celsius Holdings, Inc.
(a)(b)
................ 609,242 27,866,729
Coca-Cola Consolidated, Inc. ............. 210,327 32,243,129
Constellation Brands, Inc. , Class A ......... 527,461 72,768,520
Molson Coors Beverage Co. , Class B ....... 606,604 28,316,275
Primo Brands Corp. , Class A ............. 955,358 15,620,103
201,148,342
Biotechnology — 2.4%
(a)
Alnylam Pharmaceuticals, Inc. ............ 470,582 187,126,932
Apellis Pharmaceuticals, Inc.
(b)
............ 402,399 10,108,263
Biogen, Inc. ........................ 542,348 95,447,825
BioMarin Pharmaceutical, Inc. ............ 705,930 41,953,420
Caris Life Sciences, Inc.
(b)
............... 82,915 2,237,047
Exact Sciences Corp. .................. 693,261 70,407,587
Exelixis, Inc. ........................ 981,524 43,020,197
Halozyme Therapeutics, Inc.
(b)
............ 430,703 28,986,312
Incyte Corp. ........................ 595,661 58,833,437
Insmed, Inc. ........................ 777,356 135,291,038
Ionis Pharmaceuticals, Inc. .............. 587,050 46,441,525
Moderna, Inc.
(b)
...................... 1,330,220 39,228,188
Natera, Inc. ......................... 482,562 110,550,129
Neurocrine Biosciences, Inc. ............. 361,107 51,215,806
Revolution Medicines, Inc. ............... 644,633 51,345,018
Roivant Sciences Ltd. .................. 1,454,629 31,565,449
Sarepta Therapeutics, Inc.
(b)
............. 345,140 7,427,413
Summit Therapeutics, Inc.
(b)
.............. 436,931 7,641,923
Ultragenyx Pharmaceutical, Inc. ........... 342,196 7,870,508
United Therapeutics Corp. ............... 157,410 76,698,023
Viking Therapeutics, Inc.
(b)
............... 408,190 14,360,124
1,117,756,164
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 4,856,763 114,571,039
Dillard's, Inc. , Class A .................. 11,154 6,763,116
eBay, Inc. .......................... 1,677,021 146,068,529
Etsy, Inc.
(a)
......................... 362,993 20,124,332
Macy's, Inc. ........................ 999,135 22,030,927
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 226,297 24,804,414
334,362,357
Building Products — 1.0%
A O Smith Corp. ..................... 424,103 28,364,009
AAON, Inc.
(b)
........................ 250,080 19,068,600
Advanced Drainage Systems, Inc. ......... 263,489 38,161,112
Allegion plc ......................... 319,933 50,939,732
Armstrong World Industries, Inc. ........... 159,767 30,531,474
Builders FirstSource, Inc.
(a)(b)
............. 403,476 41,513,646
Carlisle Cos., Inc. .................... 153,767 49,183,912
Fortune Brands Innovations, Inc. .......... 451,590 22,588,532
Hayward Holdings, Inc.
(a)
................ 744,751 11,506,403
Lennox International, Inc. ............... 117,976 57,286,786
Masco Corp. ........................ 771,221 48,941,685
Owens Corning ...................... 308,056 34,474,547
Simpson Manufacturing Co., Inc. .......... 155,496 25,107,939

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)(b)
..................... 393,553 $ 13,805,839
471,474,216
Capital Markets — 5.7%
Affiliated Managers Group, Inc.
(b)
.......... 102,253 29,477,495
Ameriprise Financial, Inc. ............... 343,831 168,594,093
Ares Management Corp. , Class A .......... 698,494 112,897,585
Bank of New York Mellon Corp. (The) ....... 2,590,228 300,699,568
Blue Owl Capital, Inc. , Class A ............ 2,356,636 35,208,142
Bullish
(a)(b)
.......................... 122,762 4,648,997
Carlyle Group, Inc. (The) ................ 970,884 57,388,953
CBOE Global Markets, Inc. .............. 389,305 97,715,555
Coinbase Global, Inc. , Class A
(a)
........... 827,266 187,077,933
Evercore, Inc. , Class A ................. 136,229 46,351,917
FactSet Research Systems, Inc. ........... 138,983 40,331,477
Franklin Resources, Inc. ................ 1,135,454 27,125,996
Freedom Holding Corp.
(a)(b)
.............. 66,438 8,084,176
Hamilton Lane, Inc. , Class A ............. 150,287 20,185,047
Houlihan Lokey, Inc. , Class A ............. 201,209 35,048,596
Invesco Ltd. ........................ 1,355,404 35,606,463
Janus Henderson Group plc ............. 458,094 21,791,532
Jefferies Financial Group, Inc. ............ 569,453 35,289,002
Lazard, Inc. ........................ 340,213 16,520,743
LPL Financial Holdings, Inc.
(b)
............ 295,913 105,691,246
MarketAxess Holdings, Inc. .............. 131,156 23,772,025
Morningstar, Inc. ..................... 85,879 18,662,365
MSCI, Inc. ......................... 270,316 155,088,399
Nasdaq, Inc. ........................ 1,680,935 163,269,217
Northern Trust Corp. ................... 697,794 95,311,682
Raymond James Financial, Inc. ........... 662,015 106,312,989
Robinhood Markets, Inc. , Class A
(a)
......... 2,747,438 310,735,238
SEI Investments Co. ................... 379,759 31,147,833
State Street Corp. .................... 1,034,504 133,461,361
Stifel Financial Corp. .................. 366,948 45,949,229
T. Rowe Price Group, Inc. ............... 801,389 82,046,206
TPG, Inc. , Class A .................... 493,807 31,524,639
Tradeweb Markets, Inc. , Class A ........... 434,152 46,688,706
Virtu Financial, Inc. , Class A .............. 294,222 9,803,477
XP, Inc. , Class A ..................... 1,468,325 24,036,480
2,663,544,362
Chemicals — 1.8%
Albemarle Corp. ..................... 437,144 61,829,647
Ashland, Inc. ........................ 167,836 9,846,938
Axalta Coating Systems Ltd.
(a)
............ 790,652 25,545,966
Celanese Corp. ...................... 411,986 17,418,768
CF Industries Holdings, Inc. .............. 599,519 46,366,800
Corteva, Inc. ........................ 2,539,632 170,231,533
Dow, Inc. .......................... 2,630,462 61,500,202
DuPont de Nemours, Inc. ............... 1,556,406 62,567,521
Eastman Chemical Co. ................. 425,362 27,150,857
Element Solutions, Inc. ................. 839,899 20,989,076
FMC Corp. ......................... 456,600 6,333,042
Huntsman Corp. ..................... 610,001 6,100,010
International Flavors & Fragrances, Inc. ...... 950,572 64,059,047
LyondellBasell Industries NV , Class A ....... 956,528 41,417,662
Mosaic Co. (The) ..................... 1,175,570 28,319,481
NewMarket Corp. ..................... 20,836 14,319,749
Olin Corp. .......................... 425,005 8,852,854
PPG Industries, Inc. ................... 834,004 85,452,050
RPM International, Inc. ................. 474,004 49,296,416
Scotts Miracle-Gro Co. (The) ............. 163,024 9,512,451
Westlake Corp. ...................... 124,765 9,225,124
826,335,194
Security
Shares
Shares Value
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a)
.................. 188,468 $ 44,191,977
MSA Safety, Inc. ..................... 138,144 22,122,380
RB Global, Inc. ...................... 689,040 70,881,545
Rollins, Inc. ......................... 1,044,580 62,695,691
Tetra Tech, Inc. ...................... 978,547 32,820,466
Veralto Corp. ........................ 885,197 88,324,957
321,037,016
Communications Equipment — 0.6%
Ciena Corp.
(a)
....................... 524,100 122,571,267
F5, Inc.
(a)(b)
......................... 214,295 54,700,942
Lumentum Holdings, Inc.
(a)(b)
............. 261,404 96,350,900
Ubiquiti, Inc. ........................ 15,850 8,770,598
282,393,707
Construction & Engineering — 1.4%
AECOM ........................... 493,592 47,054,125
API Group Corp.
(a)
.................... 1,369,689 52,404,301
Comfort Systems USA, Inc. .............. 129,260 120,637,066
EMCOR Group, Inc. ................... 164,239 100,479,778
Everus Construction Group, Inc.
(a)
.......... 189,747 16,234,753
MasTec, Inc.
(a)
....................... 231,308 50,279,420
Quanta Services, Inc. .................. 546,715 230,746,533
Valmont Industries, Inc. ................. 72,262 29,072,448
WillScot Holdings Corp. ................ 656,033 12,353,101
659,261,525
Construction Materials — 0.7%
Eagle Materials, Inc. ................... 118,752 24,543,663
James Hardie Industries plc , ADR
(a)(b)
....... 536,788 11,138,351
Martin Marietta Materials, Inc. ............ 222,615 138,613,456
Vulcan Materials Co. .................. 490,770 139,977,420
314,272,890
Consumer Finance — 0.7%
Ally Financial, Inc. .................... 1,024,907 46,418,038
Credit Acceptance Corp.
(a)(b)
.............. 16,624 7,372,079
Figure Technology Solutions, Inc. , Class A
(a)(b)
.. 128,878 5,263,378
OneMain Holdings, Inc. ................. 442,239 29,873,244
SLM Corp. ......................... 751,267 20,329,285
SoFi Technologies, Inc.
(a)
................ 4,501,348 117,845,291
Synchrony Financial ................... 1,336,252 111,483,504
338,584,819
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 1,489,415 25,573,256
BJ's Wholesale Club Holdings, Inc.
(a)(b)
....... 486,782 43,824,983
Casey's General Stores, Inc.
(b)
............ 137,484 75,988,782
Dollar General Corp. .................. 815,550 108,280,573
Dollar Tree, Inc.
(a)
..................... 715,105 87,965,066
Kroger Co. (The) ..................... 2,251,189 140,654,289
Maplebear, Inc.
(a)
..................... 644,015 28,967,795
Performance Food Group Co.
(a)
........... 568,896 51,155,128
Sprouts Farmers Market, Inc.
(a)
............ 365,940 29,154,440
Sysco Corp. ........................ 1,779,302 131,116,764
US Foods Holding Corp.
(a)
............... 832,637 62,714,219
785,395,295
Containers & Packaging — 1.2%
Amcor plc .......................... 8,524,869 71,097,408
AptarGroup, Inc. ..................... 244,389 29,805,682
Avery Dennison Corp. .................. 285,522 51,930,741
Ball Corp. .......................... 1,010,413 53,521,577
Crown Holdings, Inc. .................. 429,928 44,269,686
Graphic Packaging Holding Co. ........... 1,081,341 16,284,995
International Paper Co. ................. 1,951,985 76,888,689
Packaging Corp. of America ............. 328,406 67,727,169

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sealed Air Corp. ..................... 535,313 $ 22,178,018
Silgan Holdings, Inc. ................... 329,299 13,293,801
Smurfit WestRock plc .................. 1,926,392 74,493,579
Sonoco Products Co. .................. 365,214 15,937,939
537,429,284
Distributors — 0.3%
Genuine Parts Co. .................... 515,734 63,414,652
LKQ Corp. ......................... 959,734 28,983,967
Pool Corp. ......................... 122,473 28,015,699
120,414,318
Diversified Consumer Services — 0.3%
ADT, Inc. .......................... 1,887,835 15,234,828
Bright Horizons Family Solutions, Inc.
(a)(b)
..... 212,263 21,523,468
Duolingo, Inc. , Class A
(a)
................ 141,137 24,769,544
Grand Canyon Education, Inc.
(a)
........... 103,630 17,234,705
H&R Block, Inc. ...................... 470,245 20,493,277
Liberty Live Holdings, Inc. , Class A
(a)
........ 72,909 5,942,084
Liberty Live Holdings, Inc. , Class C
(a)(b)
....... 169,338 14,082,148
Service Corp. International .............. 506,190 39,467,634
158,747,688
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 805,856 51,864,892
Diversified Telecommunication Services — 0.3%
AST SpaceMobile, Inc. , Class A
(a)(b)
......... 817,012 59,339,581
Frontier Communications Parent, Inc.
(a)
...... 909,223 34,614,120
GCI Liberty, Inc. , Class A
(a)
.............. 12,534 462,129
GCI Liberty, Inc. , Class C, NVS
(a)(b)
......... 116,858 4,348,286
Iridium Communications, Inc. ............. 348,673 6,059,937
Liberty Global Ltd. , Class A
(a)
............. 615,645 6,858,285
Liberty Global Ltd. , Class C, NVS
(a)(b)
........ 517,753 5,715,993
117,398,331
Electric Utilities — 2.8%
Alliant Energy Corp. ................... 955,188 62,096,772
Edison International ................... 1,418,539 85,140,711
Entergy Corp. ....................... 1,657,608 153,212,707
Evergy, Inc. ......................... 854,246 61,924,293
Eversource Energy ................... 1,378,862 92,838,778
Exelon Corp. ........................ 3,752,398 163,567,029
FirstEnergy Corp. .................... 2,038,397 91,259,034
IDACORP, Inc. ...................... 200,927 25,429,321
NRG Energy, Inc. ..................... 698,709 111,262,421
OGE Energy Corp. .................... 748,227 31,949,293
PG&E Corp. ........................ 8,148,114 130,940,192
Pinnacle West Capital Corp. ............. 443,365 39,326,476
PPL Corp. ......................... 2,748,508 96,252,750
Xcel Energy, Inc. ..................... 2,198,926 162,412,674
1,307,612,451
Electrical Equipment — 1.8%
Acuity, Inc. ......................... 114,987 41,399,919
AMETEK, Inc. ....................... 855,242 175,589,735
Generac Holdings, Inc.
(a)(b)
............... 217,480 29,657,748
Hubbell, Inc. ........................ 198,945 88,353,464
nVent Electric plc ..................... 591,094 60,273,855
Regal Rexnord Corp. .................. 245,559 34,456,839
Rockwell Automation, Inc. ............... 420,087 163,443,249
Sensata Technologies Holding plc .......... 539,635 17,964,449
Vertiv Holdings Co. , Class A ............. 1,412,306 228,807,695
839,946,953
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.
(a)
................ 191,796 $ 21,132,083
Avnet, Inc. ......................... 308,087 14,812,823
CDW Corp. ......................... 488,477 66,530,567
Cognex Corp. ....................... 622,505 22,397,730
Coherent Corp.
(a)
..................... 576,711 106,443,549
Corning, Inc. ........................ 2,898,406 253,784,429
Crane NXT Co. ...................... 179,525 8,450,242
Flex Ltd.
(a)(b)
........................ 1,365,840 82,524,053
Ingram Micro Holding Corp.
(b)
............. 79,702 1,700,841
IPG Photonics Corp.
(a)(b)
................ 92,446 6,619,134
Jabil, Inc. .......................... 392,254 89,441,757
Keysight Technologies, Inc.
(a)
............. 638,731 129,783,752
Littelfuse, Inc. ....................... 91,115 23,044,806
Ralliant Corp. ....................... 418,977 21,330,119
TD SYNNEX Corp. .................... 283,412 42,576,985
Teledyne Technologies, Inc.
(a)(b)
........... 173,010 88,361,397
Vontier Corp.
(b)
...................... 541,164 20,120,477
Zebra Technologies Corp. , Class A
(a)
........ 189,528 46,021,189
1,045,075,933
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A .............. 3,681,618 167,660,884
Halliburton Co. ...................... 3,115,542 88,045,217
NOV, Inc. .......................... 1,346,394 21,044,138
TechnipFMC plc ...................... 1,487,820 66,297,259
Weatherford International plc ............. 265,876 20,807,456
363,854,954
Entertainment — 2.3%
Electronic Arts, Inc. ................... 933,528 190,747,776
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 85,582 7,649,319
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 779,985 76,836,323
Live Nation Entertainment, Inc.
(a)
.......... 588,084 83,801,970
Madison Square Garden Sports Corp.
(a)
...... 59,615 15,419,420
ROBLOX Corp. , Class A
(a)
............... 2,302,515 186,572,790
Roku, Inc. , Class A
(a)
.................. 479,790 52,052,417
Take-Two Interactive Software, Inc.
(a)
........ 676,935 173,315,668
TKO Group Holdings, Inc. , Class A ......... 255,337 53,365,433
Warner Bros Discovery, Inc.
(a)
............ 8,646,290 249,186,078
1,088,947,194
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a)
............ 1,020,337 75,943,683
Block, Inc. , Class A
(a)
.................. 1,985,562 129,240,231
Corpay, Inc.
(a)
....................... 252,557 76,001,978
Equitable Holdings, Inc. ................ 946,990 45,124,073
Euronet Worldwide, Inc.
(a)
............... 144,800 11,020,728
Fidelity National Information Services, Inc. .... 1,954,816 129,917,071
Global Payments, Inc. ................. 894,302 69,218,975
Jack Henry & Associates, Inc. ............ 270,785 49,412,847
MGIC Investment Corp. ................ 816,060 23,845,273
Rocket Cos., Inc. , Class A ............... 3,507,941 67,913,738
Shift4 Payments, Inc. , Class A
(a)(b)
.......... 245,726 15,473,366
Toast, Inc. , Class A
(a)
.................. 1,719,424 61,056,746
UWM Holdings Corp. , Class A ............ 678,768 2,973,004
Voya Financial, Inc. ................... 358,702 26,719,712
Western Union Co. (The) ............... 912,291 8,493,429
WEX, Inc.
(a)
......................... 127,168 18,945,489
811,300,343
Food Products — 1.7%
Archer-Daniels-Midland Co. .............. 1,774,426 102,011,751
Bunge Global SA ..................... 501,003 44,629,347
Campbell's Co. (The) .................. 719,681 20,057,510

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. .................. 1,771,818 $ 30,670,170
Darling Ingredients, Inc.
(a)(b)
.............. 580,988 20,915,568
Flowers Foods, Inc. ................... 692,839 7,538,088
Freshpet, Inc.
(a)
...................... 175,372 10,685,416
General Mills, Inc. .................... 1,980,154 92,077,161
Hershey Co. (The) .................... 540,829 98,420,061
Hormel Foods Corp. ................... 1,078,861 25,569,006
Ingredion, Inc. ....................... 237,085 26,140,992
J M Smucker Co. (The) ................. 385,153 37,671,815
Kraft Heinz Co. (The) .................. 3,174,243 76,975,393
Lamb Weston Holdings, Inc. ............. 501,492 21,007,500
McCormick & Co., Inc. (Non-Voting) , NVS .... 942,695 64,206,956
Pilgrim's Pride Corp. ................... 151,353 5,901,253
Post Holdings, Inc.
(a)
................... 183,446 18,170,326
Seaboard Corp. ...................... 954 4,240,358
Smithfield Foods, Inc. .................. 167,151 3,732,482
Tyson Foods, Inc. , Class A .............. 1,038,527 60,878,453
771,499,606
Gas Utilities — 0.4%
Atmos Energy Corp. ................... 594,127 99,593,509
MDU Resources Group, Inc. ............. 758,611 14,808,086
National Fuel Gas Co. ................. 333,496 26,699,690
UGI Corp. .......................... 803,088 30,059,584
171,160,869
Ground Transportation — 0.8%
Avis Budget Group, Inc.
(a)(b)
.............. 63,636 8,165,772
JB Hunt Transport Services, Inc. .......... 284,372 55,264,854
Knight-Swift Transportation Holdings, Inc. .... 586,128 30,642,772
Landstar System, Inc. .................. 129,116 18,553,969
Lyft, Inc. , Class A
(a)(b)
................... 1,426,563 27,632,525
Old Dominion Freight Line, Inc.
(b)
.......... 691,983 108,502,934
Ryder System, Inc. .................... 146,992 28,132,799
Saia, Inc.
(a)
......................... 99,149 32,374,132
Schneider National, Inc. , Class B .......... 170,685 4,528,273
U-Haul Holding Co.
(a)(b)
................. 28,824 1,453,018
U-Haul Holding Co. , NVS ............... 374,002 17,480,853
XPO, Inc.
(a)
......................... 426,694 57,991,982
390,723,883
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.
(a)
................. 255,434 39,886,019
Baxter International, Inc.
(b)
............... 1,914,502 36,586,133
Cooper Cos., Inc. (The)
(a)
............... 740,506 60,691,872
DENTSPLY SIRONA, Inc. ............... 741,390 8,474,088
Dexcom, Inc.
(a)
...................... 1,452,083 96,374,749
Envista Holdings Corp.
(a)
................ 619,143 13,441,594
GE HealthCare Technologies, Inc.
(b)
........ 1,700,811 139,500,518
Globus Medical, Inc. , Class A
(a)
........... 418,538 36,542,553
Hologic, Inc.
(a)
....................... 829,990 61,825,955
IDEXX Laboratories, Inc.
(a)
............... 295,764 200,093,219
Inspire Medical Systems, Inc.
(a)
........... 100,442 9,263,766
Insulet Corp.
(a)
....................... 260,720 74,107,053
Masimo Corp.
(a)(b)
..................... 167,013 21,721,711
Penumbra, Inc.
(a)
..................... 139,086 43,243,228
ResMed, Inc. ....................... 541,959 130,541,664
Solventum Corp.
(a)
.................... 549,387 43,533,426
STERIS plc ......................... 363,185 92,074,661
Teleflex, Inc. ........................ 164,244 20,044,338
Zimmer Biomet Holdings, Inc. ............ 735,912 66,173,207
1,194,119,754
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.
(a)(b)
............ 340,327 4,829,240
Cardinal Health, Inc. ................... 885,857 182,043,613
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cencora, Inc. ....................... 679,715 $ 229,573,741
Centene Corp.
(a)
..................... 1,819,877 74,887,939
Chemed Corp. ....................... 51,589 22,072,869
DaVita, Inc.
(a)(b)
...................... 130,406 14,815,426
Encompass Health Corp. ............... 372,062 39,490,661
Henry Schein, Inc.
(a)
................... 388,529 29,365,022
Humana, Inc. ....................... 448,092 114,769,804
Labcorp Holdings, Inc. ................. 310,527 77,905,014
Molina Healthcare, Inc.
(a)
................ 188,797 32,763,831
Quest Diagnostics, Inc. ................. 414,631 71,950,917
Tenet Healthcare Corp.
(a)
................ 323,529 64,291,683
Universal Health Services, Inc. , Class B
(b)
.... 198,888 43,361,562
1,002,121,322
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ........ 640,035 31,323,313
Healthcare Realty Trust, Inc. , Class A ....... 1,215,056 20,595,199
Healthpeak Properties, Inc. .............. 2,579,353 41,475,996
Medical Properties Trust, Inc. ............. 1,875,264 9,376,320
Omega Healthcare Investors, Inc. .......... 1,095,172 48,559,927
Ventas, Inc. ........................ 1,738,166 134,499,285
285,830,040
Health Care Technology — 0.3%
(a)
Certara, Inc. ........................ 449,618 3,961,135
Doximity, Inc. , Class A ................. 497,827 22,043,779
Veeva Systems, Inc. , Class A ............. 548,006 122,331,379
148,336,293
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 2,557,369 45,342,152
Park Hotels & Resorts, Inc. .............. 736,280 7,701,489
53,043,641
Hotels, Restaurants & Leisure — 4.0%
Aramark ........................... 971,668 35,815,683
Boyd Gaming Corp. ................... 208,932 17,809,364
Caesars Entertainment, Inc.
(a)(b)
........... 765,044 17,894,379
Carnival Corp.
(a)
...................... 4,012,416 122,539,185
Cava Group, Inc.
(a)(b)
................... 370,502 21,744,762
Choice Hotels International, Inc.
(b)
.......... 100,566 9,579,917
Churchill Downs, Inc. .................. 245,342 27,915,013
Darden Restaurants, Inc. ............... 434,369 79,932,583
Domino's Pizza, Inc. ................... 116,431 48,530,769
DraftKings, Inc. , Class A
(a)(b)
.............. 1,783,174 61,448,176
Dutch Bros, Inc. , Class A
(a)
.............. 433,752 26,554,297
Expedia Group, Inc. ................... 435,025 123,246,933
Flutter Entertainment plc
(a)(b)
.............. 586,175 126,051,072
Hilton Worldwide Holdings, Inc. ........... 846,701 243,214,862
Hyatt Hotels Corp. , Class A
(b)
............. 150,820 24,179,462
Las Vegas Sands Corp. ................ 1,137,705 74,053,219
MGM Resorts International
(a)(b)
............ 761,373 27,782,501
Norwegian Cruise Line Holdings Ltd.
(a)
....... 1,666,619 37,198,936
Penn Entertainment, Inc.
(a)(b)
............. 549,556 8,105,951
Planet Fitness, Inc. , Class A
(a)
............ 312,563 33,903,709
Restaurant Brands International, Inc. ........ 1,196,700 81,650,841
Royal Caribbean Cruises Ltd. ............ 940,575 262,345,179
Texas Roadhouse, Inc. ................. 246,690 40,950,540
Travel + Leisure Co. ................... 227,519 16,046,915
Vail Resorts, Inc. ..................... 127,914 16,986,979
Viking Holdings Ltd.
(a)
.................. 649,060 46,349,375
Wendy's Co. (The) .................... 606,124 5,049,013
Wingstop, Inc.
(b)
...................... 103,574 24,701,363
Wyndham Hotels & Resorts, Inc. .......... 276,775 20,913,119
Wynn Resorts Ltd. .................... 283,160 34,072,643

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. .................... 1,034,753 $ 156,537,434
1,873,104,174
Household Durables — 1.6%
DR Horton, Inc. ...................... 976,398 140,630,604
Garmin Ltd. ......................... 603,576 122,435,392
Lennar Corp. , Class A .................. 761,546 78,286,929
Lennar Corp. , Class B ................. 35,352 3,362,682
Mohawk Industries, Inc.
(a)
............... 190,763 20,850,396
Newell Brands, Inc. ................... 1,542,853 5,739,413
NVR, Inc.
(a)
......................... 10,138 73,934,102
PulteGroup, Inc. ..................... 721,040 84,549,151
SharkNinja, Inc.
(a)(b)
................... 309,188 34,598,137
Somnigroup International, Inc. ............ 752,196 67,156,059
Toll Brothers, Inc. ..................... 355,946 48,131,018
TopBuild Corp.
(a)(b)
.................... 104,142 43,447,001
Whirlpool Corp. ...................... 199,501 14,392,002
737,512,886
Household Products — 0.3%
Church & Dwight Co., Inc. ............... 892,103 74,802,837
Clorox Co. (The) ..................... 456,482 46,027,080
Reynolds Consumer Products, Inc. ......... 203,445 4,662,959
125,492,876
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The) ..................... 2,649,666 37,996,211
Brookfield Renewable Corp.
(b)
............ 499,392 19,146,689
Clearway Energy, Inc. , Class A ............ 128,615 4,041,084
Clearway Energy, Inc. , Class C ........... 305,524 10,161,728
Talen Energy Corp.
(a)(b)
................. 168,705 63,237,382
Vistra Corp. ........................ 1,255,907 202,615,476
337,198,570
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 1,057,507 13,599,540
EastGroup Properties, Inc. .............. 197,215 35,131,880
First Industrial Realty Trust, Inc. ........... 474,822 27,193,056
Lineage, Inc. ........................ 261,089 9,138,115
Rexford Industrial Realty, Inc. ............ 865,351 33,506,391
STAG Industrial, Inc. .................. 691,969 25,436,780
144,005,762
Insurance — 4.1%
Allstate Corp. (The) ................... 979,624 203,908,736
American Financial Group, Inc. ........... 246,263 33,659,227
Arch Capital Group Ltd.
(a)
............... 1,324,111 127,008,727
Assurant, Inc. ....................... 188,585 45,420,697
Assured Guaranty Ltd. ................. 164,810 14,811,475
Axis Capital Holdings Ltd. ............... 272,019 29,130,515
Brighthouse Financial, Inc.
(a)(b)
............ 215,533 13,964,383
Brown & Brown, Inc. ................... 1,072,029 85,440,711
Cincinnati Financial Corp. ............... 572,170 93,446,804
CNA Financial Corp. ................... 83,037 3,964,186
Everest Group Ltd. .................... 153,982 52,253,792
F&G Annuities & Life, Inc. ............... 57,522 1,774,554
Fidelity National Financial, Inc. , Class A ...... 954,780 52,121,440
First American Financial Corp. ............ 360,325 22,138,368
Globe Life, Inc. ...................... 295,493 41,327,651
Hanover Insurance Group, Inc. (The) ....... 131,284 23,994,777
Hartford Insurance Group, Inc. (The) ........ 1,042,797 143,697,427
Kemper Corp. ....................... 234,675 9,513,725
Kinsale Capital Group, Inc. .............. 82,560 32,290,867
Lincoln National Corp. ................. 489,910 21,815,692
Loews Corp. ........................ 625,487 65,870,036
Markel Group, Inc.
(a)
................... 46,281 99,487,952
Old Republic International Corp. ........... 850,627 38,822,616
Security
Shares
Shares Value
Insurance (continued)
Primerica, Inc. ....................... 119,785 $ 30,947,653
Principal Financial Group, Inc. ............ 807,875 71,262,654
Prudential Financial, Inc. ................ 1,300,065 146,751,337
Reinsurance Group of America, Inc. ........ 245,399 49,928,881
RenaissanceRe Holdings Ltd. ............ 168,060 47,251,750
RLI Corp. .......................... 305,884 19,570,458
Ryan Specialty Holdings, Inc. , Class A ....... 394,702 20,378,464
Unum Group ........................ 625,429 48,470,747
White Mountains Insurance Group Ltd.
(b)
..... 9,246 19,213,465
Willis Towers Watson plc ................ 355,304 116,752,894
WR Berkley Corp. .................... 1,078,550 75,627,926
1,902,020,587
Interactive Media & Services — 0.5%
IAC, Inc.
(a)
.......................... 246,934 9,655,120
Match Group, Inc. .................... 890,342 28,749,143
Pinterest, Inc. , Class A
(a)
................ 2,197,854 56,902,440
Reddit, Inc. , Class A
(a)
.................. 461,074 105,987,080
Trump Media & Technology Group Corp.
(a)(b)
... 593,228 7,854,339
ZoomInfo Technologies, Inc.
(a)
............ 984,665 10,014,043
219,162,165
IT Services — 2.2%
Akamai Technologies, Inc.
(a)
.............. 522,701 45,605,662
Amdocs Ltd. ........................ 401,889 32,356,084
Cloudflare, Inc. , Class A
(a)
............... 1,163,795 229,442,184
Cognizant Technology Solutions Corp. , Class A . 1,794,541 148,946,903
DXC Technology Co.
(a)
................. 661,522 9,691,297
EPAM Systems, Inc.
(a)
.................. 199,951 40,965,961
Gartner, Inc.
(a)(b)
...................... 273,337 68,957,458
Globant SA
(a)(b)
...................... 158,488 10,360,361
GoDaddy, Inc. , Class A
(a)
................ 499,237 61,945,327
Kyndryl Holdings, Inc.
(a)(b)
............... 861,952 22,893,445
MongoDB, Inc. , Class A
(a)
............... 292,750 122,864,248
Okta, Inc.
(a)
......................... 621,253 53,719,747
Twilio, Inc. , Class A
(a)
.................. 525,309 74,719,952
VeriSign, Inc. ....................... 308,960 75,061,832
997,530,461
Leisure Products — 0.2%
Brunswick Corp. ..................... 244,642 18,162,222
Hasbro, Inc. ........................ 491,198 40,278,236
Mattel, Inc.
(a)(b)
....................... 1,147,313 22,762,690
YETI Holdings, Inc.
(a)(b)
................. 306,815 13,552,019
94,755,167
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc. ............... 1,057,806 143,935,662
Avantor, Inc.
(a)(b)
...................... 2,447,262 28,045,623
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 69,154 20,952,970
Bio-Techne Corp.
(b)
.................... 573,326 33,717,302
Bruker Corp. ........................ 385,370 18,154,781
Charles River Laboratories International, Inc.
(a)
. 181,996 36,304,562
Illumina, Inc.
(a)
....................... 570,306 74,801,335
IQVIA Holdings, Inc.
(a)
.................. 627,084 141,351,004
Medpace Holdings, Inc.
(a)
............... 83,168 46,711,307
Mettler-Toledo International, Inc.
(a)
......... 76,329 106,417,129
QIAGEN NV
(b)
....................... 792,942 35,658,602
Repligen Corp.
(a)
..................... 195,655 32,060,028
Revvity, Inc.
(b)
....................... 430,870 41,686,673
Sotera Health Co.
(a)
................... 756,614 13,346,671
Tempus AI, Inc.
(a)(b)
.................... 356,580 21,056,049
Waters Corp.
(a)(b)
..................... 221,541 84,147,918
West Pharmaceutical Services, Inc. ........ 265,823 73,138,540
951,486,156

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.8%
AGCO Corp. ........................ 229,374 $ 23,928,296
Allison Transmission Holdings, Inc. ......... 311,013 30,448,173
CNH Industrial NV .................... 3,271,168 30,160,169
Crane Co. .......................... 183,265 33,799,564
Cummins, Inc. ....................... 510,902 260,789,926
Donaldson Co., Inc. ................... 432,754 38,367,970
Dover Corp. ........................ 503,579 98,318,764
Esab Corp. ......................... 211,615 23,641,628
Flowserve Corp. ..................... 470,245 32,625,598
Fortive Corp. ........................ 1,177,684 65,019,933
Gates Industrial Corp. plc
(a)(b)
............. 937,445 20,126,944
Graco, Inc. ......................... 617,120 50,585,326
IDEX Corp. ......................... 281,033 50,007,012
Ingersoll Rand, Inc.
(b)
.................. 1,475,943 116,924,204
ITT, Inc. ........................... 315,334 54,713,602
Lincoln Electric Holdings, Inc. ............ 200,686 48,092,393
Middleby Corp. (The)
(a)
................. 176,798 26,284,559
Mueller Industries, Inc. ................. 403,244 46,292,411
Nordson Corp. ....................... 197,504 47,485,887
Oshkosh Corp. ...................... 233,254 29,303,700
Otis Worldwide Corp. .................. 1,448,563 126,531,978
Pentair plc ......................... 604,934 62,997,827
RBC Bearings, Inc.
(a)
.................. 115,376 51,738,060
Snap-on, Inc. ....................... 190,199 65,542,575
Stanley Black & Decker, Inc. ............. 576,028 42,787,360
Timken Co. (The) ..................... 231,438 19,470,879
Toro Co. (The) ....................... 367,843 28,956,601
Westinghouse Air Brake Technologies Corp.
(b)
.. 629,446 134,355,249
Xylem, Inc. ......................... 904,386 123,159,285
1,782,455,873
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 206,732 22,777,732
Media — 1.0%
Charter Communications, Inc. , Class A
(a)(b)
.... 310,358 64,787,233
DoubleVerify Holdings, Inc.
(a)
............. 531,405 6,079,273
Fox Corp. , Class A, NVS ................ 766,138 55,981,703
Fox Corp. , Class B .................... 556,290 36,119,910
Liberty Broadband Corp. , Class A
(a)
......... 63,621 3,071,622
Liberty Broadband Corp. , Class C, NVS
(a)
.... 421,744 20,496,758
New York Times Co. (The) , Class A ......... 599,310 41,604,100
News Corp. , Class A, NVS .............. 1,412,057 36,882,929
News Corp. , Class B
(b)
................. 475,031 14,075,169
Nexstar Media Group, Inc. ............... 104,903 21,300,554
NIQ Global Intelligence plc
(a)
............. 175,818 2,899,239
Omnicom Group, Inc. .................. 1,190,027 96,094,680
Sirius XM Holdings, Inc. ................ 704,719 14,090,857
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,660,994 63,051,332
476,535,359
Metals & Mining — 1.3%
Alcoa Corp.
(b)
....................... 962,538 51,149,269
Anglogold Ashanti plc .................. 1,870,345 159,503,022
Cleveland-Cliffs, Inc.
(a)(b)
................ 2,075,265 27,559,519
MP Materials Corp. , Class A
(a)(b)
........... 483,860 24,444,607
Nucor Corp. ........................ 853,474 139,210,144
Reliance, Inc. ....................... 193,712 55,957,585
Royal Gold, Inc. ...................... 304,683 67,727,984
Steel Dynamics, Inc. ................... 508,030 86,085,684
611,637,814
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ................ 3,975,792 42,620,490
Annaly Capital Management, Inc. .......... 2,537,144 56,730,540
Rithm Capital Corp. ................... 2,052,387 22,371,018
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. ............. 1,278,892 $ 23,032,845
144,754,893
Multi-Utilities — 1.8%
Ameren Corp. ....................... 1,002,043 100,064,014
CenterPoint Energy, Inc. ................ 2,419,928 92,780,039
CMS Energy Corp. .................... 1,123,500 78,566,355
Consolidated Edison, Inc. ............... 1,338,112 132,901,284
DTE Energy Co. ..................... 769,306 99,225,088
NiSource, Inc. ....................... 1,771,206 73,965,563
Public Service Enterprise Group, Inc. ....... 1,853,770 148,857,731
WEC Energy Group, Inc. ................ 1,208,715 127,471,084
853,831,158
Office REITs — 0.2%
BXP, Inc. .......................... 589,596 39,785,938
Cousins Properties, Inc. ................ 617,008 15,906,466
Highwoods Properties, Inc. .............. 404,374 10,440,937
Kilroy Realty Corp. .................... 436,762 16,321,796
Vornado Realty Trust .................. 655,434 21,812,843
104,267,980
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp. ................ 1,239,800 22,056,042
Antero Resources Corp.
(a)
............... 1,076,894 37,109,767
APA Corp. ......................... 1,302,333 31,855,065
Cheniere Energy, Inc. .................. 790,997 153,761,907
Chevron Corp. ....................... 3 492
Chord Energy Corp. ................... 212,109 19,662,504
Civitas Resources, Inc. ................. 340,371 9,220,650
Coterra Energy, Inc. ................... 2,802,529 73,762,563
Devon Energy Corp. ................... 2,277,838 83,437,206
Diamondback Energy, Inc. ............... 696,785 104,747,689
DT Midstream, Inc. .................... 377,062 45,126,780
EQT Corp. ......................... 2,307,145 123,662,972
Expand Energy Corp. .................. 844,158 93,161,277
HF Sinclair Corp. ..................... 578,924 26,676,818
Kinder Morgan, Inc. ................... 7,219,115 198,453,471
Marathon Petroleum Corp. .............. 1,128,964 183,603,415
Matador Resources Co. ................ 435,398 18,478,291
Occidental Petroleum Corp. .............. 2,620,839 107,768,900
ONEOK, Inc. ........................ 2,319,838 170,508,093
Ovintiv, Inc. ......................... 955,106 37,430,604
Permian Resources Corp. , Class A ......... 2,639,971 37,038,793
Phillips 66 .......................... 1,496,019 193,046,292
Range Resources Corp. ................ 879,048 30,995,233
Targa Resources Corp. ................. 788,491 145,476,590
Texas Pacific Land Corp.
(b)
.............. 214,784 61,690,260
Valero Energy Corp. ................... 1,128,445 183,699,562
Viper Energy, Inc. .................... 623,958 24,103,498
2,216,534,734
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................. 235,429 19,013,246
Passenger Airlines — 0.9%
Alaska Air Group, Inc.
(a)(b)
............... 424,847 21,369,804
American Airlines Group, Inc.
(a)
............ 2,426,518 37,198,521
Delta Air Lines, Inc. ................... 2,421,062 168,021,703
Southwest Airlines Co. ................. 1,710,405 70,691,039
United Airlines Holdings, Inc.
(a)
............ 1,209,626 135,260,379
432,541,446
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)(b)
................ 464,902 12,426,831
Coty, Inc. , Class A
(a)
................... 1,315,766 4,052,559
elf Beauty, Inc.
(a)
..................... 203,915 15,505,697

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (The) , Class A ...... 910,131 $ 95,308,918
Kenvue, Inc. ........................ 7,063,996 121,853,931
249,147,936
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.
(a)
............. 350,112 12,183,898
Elanco Animal Health, Inc.
(a)(b)
............ 1,834,340 41,511,114
Jazz Pharmaceuticals plc
(a)
.............. 218,450 37,136,500
Organon & Co. ...................... 972,264 6,971,133
Perrigo Co. plc ...................... 507,222 7,060,530
Royalty Pharma plc , Class A ............. 1,443,997 55,796,044
Viatris, Inc. ......................... 4,286,098 53,361,920
214,021,139
Professional Services — 2.3%
Amentum Holdings, Inc.
(a)(b)
.............. 594,228 17,232,612
Booz Allen Hamilton Holding Corp. ......... 444,096 37,463,939
Broadridge Financial Solutions, Inc. ........ 432,717 96,569,453
CACI International, Inc. , Class A
(a)
......... 80,669 42,981,250
Clarivate plc
(a)(b)
...................... 1,287,741 4,301,055
Concentrix Corp. ..................... 166,238 6,912,176
Dayforce, Inc.
(a)
...................... 574,281 39,717,274
Equifax, Inc. ........................ 452,911 98,272,629
ExlService Holdings, Inc.
(a)
.............. 572,963 24,316,550
FTI Consulting, Inc.
(a)(b)
................. 111,779 19,095,207
Genpact Ltd. ........................ 597,455 27,948,945
Jacobs Solutions, Inc. .................. 442,110 58,561,891
KBR, Inc. .......................... 466,771 18,764,194
Leidos Holdings, Inc. .................. 474,618 85,621,087
ManpowerGroup, Inc. .................. 169,192 5,030,078
Parsons Corp.
(a)(b)
..................... 196,708 12,156,554
Paychex, Inc. ....................... 1,197,879 134,378,066
Paycom Software, Inc.
(b)
................ 191,137 30,459,592
Paylocity Holding Corp.
(a)
............... 164,703 25,117,208
Robert Half, Inc. ..................... 363,719 9,878,608
Science Applications International Corp. ..... 173,141 17,428,373
SS&C Technologies Holdings, Inc. ......... 776,696 67,898,764
TransUnion ......................... 725,815 62,238,636
Verisk Analytics, Inc. ................... 520,292 116,384,117
1,058,728,258
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A .............. 1,103,794 177,479,037
CoStar Group, Inc. .................... 1,552,855 104,413,970
Howard Hughes Holdings, Inc.
(b)
........... 116,641 9,304,453
Jones Lang LaSalle, Inc. ................ 175,098 58,915,224
Zillow Group, Inc. , Class A ............... 184,721 12,603,514
Zillow Group, Inc. , Class C, NVS
(b)
......... 612,680 41,797,029
404,513,227
Residential REITs — 1.3%
American Homes 4 Rent , Class A .......... 1,273,451 40,877,777
AvalonBay Communities, Inc. ............ 528,159 95,760,508
Camden Property Trust ................. 391,844 43,134,188
Equity LifeStyle Properties, Inc. ........... 714,808 43,324,513
Equity Residential .................... 1,407,069 88,701,630
Essex Property Trust, Inc. ............... 236,877 61,985,973
Invitation Homes, Inc. .................. 2,277,936 63,303,842
Mid-America Apartment Communities, Inc. .... 431,741 59,973,142
Sun Communities, Inc. ................. 454,602 56,329,734
UDR, Inc. .......................... 1,228,631 45,066,185
598,457,492
Retail REITs — 1.4%
Agree Realty Corp. ................... 419,816 30,239,346
Brixmor Property Group, Inc. ............. 1,135,285 29,767,173
Federal Realty Investment Trust ........... 318,130 32,067,504
Security
Shares
Shares Value
Retail REITs (continued)
Kimco Realty Corp. ................... 2,488,813 $ 50,448,239
NNN REIT, Inc. ...................... 696,719 27,610,974
Realty Income Corp. ................... 3,399,296 191,618,316
Regency Centers Corp. ................ 670,612 46,292,346
Simon Property Group, Inc. .............. 1,202,762 222,643,274
630,687,172
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.
(a)
............. 456,780 12,049,856
Amkor Technology, Inc. ................. 421,505 16,641,017
Astera Labs, Inc.
(a)
.................... 468,935 78,012,027
Cirrus Logic, Inc.
(a)(b)
................... 189,159 22,415,342
Enphase Energy, Inc.
(a)(b)
................ 473,477 15,174,938
Entegris, Inc. ........................ 558,224 47,030,372
First Solar, Inc.
(a)
..................... 377,590 98,637,836
GLOBALFOUNDRIES, Inc.
(a)(b)
............ 378,559 13,219,280
Lattice Semiconductor Corp.
(a)(b)
........... 506,819 37,291,742
MACOM Technology Solutions Holdings, Inc.
(a)
. 235,158 40,277,862
Microchip Technology, Inc. ............... 1,959,202 124,840,352
MKS, Inc.
(b)
......................... 250,224 39,985,795
Monolithic Power Systems, Inc. ........... 171,831 155,740,745
ON Semiconductor Corp.
(a)
.............. 1,516,507 82,118,854
Onto Innovation, Inc.
(a)
................. 180,698 28,524,986
Qnity Electronics, Inc. .................. 778,177 63,538,152
Qorvo, Inc.
(a)
........................ 313,862 26,524,478
Skyworks Solutions, Inc. ................ 549,888 34,868,398
Teradyne, Inc. ....................... 581,304 112,517,202
Universal Display Corp. ................ 162,584 18,986,560
1,068,395,794
Software — 3.3%
Appfolio, Inc. , Class A
(a)
................ 82,133 19,108,242
Aurora Innovation, Inc. , Class A
(a)(b)
......... 4,328,553 16,621,643
Bentley Systems, Inc. , Class B
(b)
........... 585,382 22,341,104
BILL Holdings, Inc.
(a)(b)
.................. 298,778 16,295,352
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.... 2,169,424 17,246,921
Circle Internet Group, Inc.
(a)
.............. 174,389 13,829,048
Confluent, Inc. , Class A
(a)
............... 1,072,126 32,421,090
Datadog, Inc. , Class A
(a)
................ 1,158,805 157,585,892
DocuSign, Inc.
(a)
..................... 746,764 51,078,658
Dolby Laboratories, Inc. , Class A .......... 224,000 14,385,280
Dropbox, Inc. , Class A
(a)(b)
............... 686,388 19,081,586
Dynatrace, Inc.
(a)
..................... 1,094,737 47,445,902
Elastic NV
(a)(b)
....................... 342,571 25,843,556
Fair Isaac Corp.
(a)
..................... 86,990 147,067,034
Gen Digital, Inc. ...................... 2,043,792 55,570,704
Gitlab, Inc. , Class A
(a)(b)
................. 518,376 19,454,651
Guidewire Software, Inc.
(a)
............... 315,073 63,332,824
HubSpot, Inc.
(a)
...................... 189,143 75,903,086
Manhattan Associates, Inc.
(a)
............. 223,596 38,751,423
nCino, Inc.
(a)(b)
....................... 396,616 10,169,234
Nutanix, Inc. , Class A
(a)(b)
................ 961,623 49,706,293
Pegasystems, Inc. .................... 324,767 19,395,085
Procore Technologies, Inc.
(a)(b)
............ 426,741 31,041,140
PTC, Inc.
(a)(b)
........................ 443,293 77,226,074
RingCentral, Inc. , Class A
(a)(b)
............. 297,836 8,601,504
Rubrik, Inc. , Class A
(a)(b)
................. 496,312 37,957,942
SailPoint, Inc.
(a)(b)
..................... 229,787 4,648,591
Samsara, Inc. , Class A
(a)
................ 1,158,734 41,077,120
SentinelOne, Inc. , Class A
(a)
.............. 1,088,590 16,328,850
Teradata Corp.
(a)
..................... 350,230 10,661,001
Trimble, Inc.
(a)
....................... 886,593 69,464,562
Tyler Technologies, Inc.
(a)
............... 160,181 72,714,165
UiPath, Inc. , Class A
(a)
................. 1,487,867 24,386,140
Unity Software, Inc.
(a)(b)
................. 1,195,500 52,805,235

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zoom Communications, Inc.
(a)
............ 989,121 $ 85,351,251
Zscaler, Inc.
(a)
....................... 370,818 83,404,385
1,548,302,568
Specialized REITs — 2.1%
Crown Castle, Inc. .................... 1,610,641 143,137,666
CubeSmart ......................... 845,436 30,477,968
Digital Realty Trust, Inc. ................ 1,277,259 197,604,740
EPR Properties ...................... 279,498 13,946,950
Extra Space Storage, Inc. ............... 783,869 102,075,421
Fermi, Inc.
(a)(b)
....................... 132,990 1,063,920
Gaming & Leisure Properties, Inc. ......... 1,010,199 45,145,793
Iron Mountain, Inc. .................... 1,089,459 90,370,624
Lamar Advertising Co. , Class A ........... 320,411 40,557,625
Millrose Properties, Inc. , Class A ........... 567,244 16,943,578
National Storage Affiliates Trust ........... 264,691 7,466,933
Rayonier, Inc. ....................... 595,206 12,886,210
SBA Communications Corp. ............. 399,077 77,193,464
VICI Properties, Inc. ................... 3,965,457 111,508,651
Weyerhaeuser Co. .................... 2,698,467 63,926,683
954,306,226
Specialty Retail — 2.6%
AutoNation, Inc.
(a)
..................... 98,652 20,369,665
Bath & Body Works, Inc. ................ 765,000 15,361,200
Best Buy Co., Inc. .................... 718,149 48,065,713
Burlington Stores, Inc.
(a)
................ 234,006 67,592,633
CarMax, Inc.
(a)
....................... 554,085 21,409,844
Carvana Co. , Class A
(a)(b)
................ 501,835 211,784,407
Chewy, Inc. , Class A
(a)(b)
................ 810,799 26,796,907
Dick's Sporting Goods, Inc. .............. 235,347 46,591,646
Five Below, Inc.
(a)
..................... 200,859 37,833,801
Floor & Decor Holdings, Inc. , Class A
(a)(b)
..... 396,609 24,149,522
GameStop Corp. , Class A
(a)(b)
............. 1,515,179 30,424,794
Gap, Inc. (The) ...................... 849,471 21,746,458
GCI Liberty, Inc., Escrow
(a)(c)
.............. 262,656 3
Lithia Motors, Inc. , Class A .............. 88,465 29,399,573
Murphy USA, Inc. .................... 63,196 25,500,850
Penske Automotive Group, Inc. ........... 68,329 10,815,797
RH
(a)
............................. 56,499 10,121,796
Ross Stores, Inc. ..................... 1,182,863 213,080,941
Tractor Supply Co. .................... 1,977,713 98,905,427
Ulta Beauty, Inc.
(a)
.................... 167,601 101,400,281
Valvoline, Inc.
(a)(b)
..................... 469,344 13,639,137
Wayfair, Inc. , Class A
(a)(b)
................ 363,523 36,501,344
Williams-Sonoma, Inc. ................. 440,360 78,643,892
1,190,135,631
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co. ........... 4,875,156 117,101,247
HP, Inc. ........................... 3,504,243 78,074,534
NetApp, Inc. ........................ 743,605 79,632,660
Pure Storage, Inc. , Class A
(a)
............. 1,154,025 77,331,215
Sandisk Corp.
(a)
...................... 501,622 119,075,030
Super Micro Computer, Inc.
(a)(b)
............ 1,906,166 55,793,479
Western Digital Corp.
(b)
................. 1,263,032 217,582,523
744,590,688
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.
(a)
.................... 553,553 20,675,205
Birkenstock Holding plc
(a)(b)
.............. 196,387 8,032,228
Columbia Sportswear Co. ............... 94,949 5,230,740
Crocs, Inc.
(a)(b)
....................... 186,851 15,979,498
Deckers Outdoor Corp.
(a)
................ 538,667 55,843,608
Lululemon Athletica, Inc.
(a)
............... 385,405 80,091,013
On Holding AG , Class A
(a)(b)
.............. 828,329 38,500,732
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.
(b)
........................ 176,324 $ 11,817,234
Ralph Lauren Corp. , Class A ............. 141,306 49,967,215
Tapestry, Inc. ........................ 768,141 98,145,376
Under Armour, Inc. , Class A
(a)(b)
........... 700,990 3,483,920
Under Armour, Inc. , Class C, NVS
(a)(b)
....... 720,876 3,460,205
VF Corp. .......................... 1,308,801 23,663,122
414,890,096
Trading Companies & Distributors — 2.2%
Air Lease Corp. , Class A ................ 388,026 24,922,910
Applied Industrial Technologies, Inc. ........ 138,991 35,688,719
Core & Main, Inc. , Class A
(a)
.............. 707,052 36,745,493
Fastenal Co. ........................ 4,264,241 171,123,991
Ferguson Enterprises, Inc. ............... 709,145 157,876,951
FTAI Aviation Ltd. ..................... 379,164 74,638,433
MSC Industrial Direct Co., Inc. , Class A ...... 162,450 13,662,045
QXO, Inc.
(a)(b)
........................ 2,275,069 43,886,081
SiteOne Landscape Supply, Inc.
(a)(b)
......... 163,611 20,379,386
United Rentals, Inc. ................... 235,611 190,684,695
Watsco, Inc. ........................ 129,835 43,747,903
WESCO International, Inc. ............... 178,660 43,707,383
WW Grainger, Inc. .................... 162,304 163,772,851
1,020,836,841
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 723,312 94,392,216
Essential Utilities, Inc. .................. 1,043,565 40,031,153
134,423,369
Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA .......... 373,021 20,680,284
Total Long-Term Investments — 99.8%
(Cost: $34,394,745,833) ............................ 46,293,902,265
Short-Term Securities
Money Market Funds — 2.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(f)
................... 1,100,258,389 1,100,808,518
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.72% .................... 77,058,482 77,058,482
Total Short-Term Securities — 2.5%
(Cost: $1,177,026,207) ............................ 1,177,867,000
Total Investments — 102.3%
(Cost: $35,571,772,040 ) ............................ 47,471,769,265
Liabilities in Excess of Other Assets — (2.3)% ............. (1,056,983,111)
Net Assets — 100.0% ...............................
$ 46,414,786,154
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,264,259,429 $ — $ (163,530,168)
(a)
$ 43,580 $ 35,677 $ 1,100,808,518 1,100,258,389 $ 7,179,732
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 65,763,291 11,295,191
(a)
— — — 77,058,482 77,058,482 2,070,948 —
$ 43,580 $ 35,677 $ 1,177,867,000 $ 9,250,680 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 21 03/20/26 $ 3,946 $ (9,652)
Russell 1000 Value E-Mini Index ................................................ 391 03/20/26 40,693 (353,882)
Russell 2000 E-Mini Index .................................................... 30 03/20/26 3,747 (102,794)
S&P Midcap 400 E-Mini Index ................................................. 210 03/20/26 69,829 (1,608,445)
$ (2,074,773)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 46,293,902,262 $ — $ 3 $ 46,293,902,265
Short-Term Securities
Money Market Funds ...................................... 1,177,867,000 — — 1,177,867,000
$ 47,471,769,262 $ — $ 3 $ 47,471,769,265
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,074,773) $ — $ — $ (2,074,773)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust